NON-FINANCIAL ASSETS AND LIABILITIES (Details 13) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	$ 19	$ 32
Salaries And Social Security Contributions [Member]
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	3	5
Provision For Vacations [Member]
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	5	8
Provision For Gratifications And Annual Bonus For Efficiency [Member]
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	$ 11	$ 19